Inventories	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Inventories [Abstract]
Inventories
4.	Inventories

Inventories consisted of the following:

	April 30, 2026	October 31, 2025
Raw materials	$1,414,363	$2,363,097
Working in process	$10,291	-
Finished goods	$914,112	$4,141,664
Total inventories	$2,338,766	$6,504,761

The allowance for inventories obsolescence were nil as of April 30, 2026 and October 31, 2025, respectively.

4.	Inventories

Inventories consisted of the following:

	October 31, 2025	October 31, 2024
Raw materials	$2,363,097	$1,568,246
Finished goods	$4,141,664	1,065,369
Total inventories	$6,504,761	$2,633,615

The allowance for inventories obsolescence and NRV written-down were nil as of October 31, 2025 and 2024, respectively.